Premises, Equipment, and Lease Commitments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Total premises and equipment	$ 19,185	$ 19,721
Less: Accumulated depreciation and amortization	10,852	11,017
Net book value, premises and equipment	8,333	8,704
Property, Plant And Equipment (Textuals) [Abstract]
Depreciation and amortization expense for premises and equipment	1,200	1,200	$ 1,200
Net gains on disposition of premises and equipment	$ 44	75	28
Operating leases for premises and equipment, term (In years)	15 years
Operating leases for premises and equipment, longest term expiration date	2105
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals	$ 495
Operating Leases, Rent Expense, Net	1,300	1,300	1,300
Operating Leases, Rent Expense, Sublease Rentals	86	103	$ 137
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases, 2017	1,195
Operating Leases, 2018	1,095
Operating Leases, 2019	968
Operating Leases, 2020	813
Operating Leases, 2021	624
Operating Leases, Thereafter	2,174
Operating Leases, Total minimum lease payments	6,869
Capital Leases, Future Minimum Payments Due [Abstract]
Capital Leases, 2017	3
Capital Leases, 2018	3
Capital Leases, 2019	3
Capital Leases, 2020	3
Capital Leases, 2021	2
Capital Leases, Thereafter	3
Capital Leases, Total minimum lease payments	17
Capital Leases, Executory costs	(7)
Capital Leases, Amounts representing interest	(3)
Capital Leases, Present value of net minimum lease payments	7
Land [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	1,726	1,743
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	8,584	8,479
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	6,606	7,289
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	2,199	2,131
Premises and equipment leased under capital leases [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	$ 70	$ 79